Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.001 per share
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 6,100,218.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 842.44
Offering Note	Represents the maximum number of shares of Common Stock, par value $0.001 per share ("Parent Common Stock"), of Bio Green Med Solution, Inc. (the "Registrant"), issuable to the selling shareholders of Future NRG Sdn. Bhd. ("Future NRG") pursuant to the Transaction contemplated by the Business Combination Agreement, dated as of June 4, 2026, by and among the Registrant, Future NRG and all of the shareholders of Future NRG. Estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act of 1933, as amended (the "Securities Act"). As Future NRG is a private company, there is no market for its securities, therefore, the proposed maximum aggregate offering price per share was calculated based on the book value as of June 4, 2026 of the Future NRG Ordinary Shares that will be exchanged in the Transaction, which amount equals $6,100,218. The registration fee is determined in accordance with Section 6(b) of the Securities Act and calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00013810.